2. Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2016
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies	The Company’s significant accounting policies are outlined in the Company’s Annual Report filed with the SEC on Form 10-K for the year ended December 31, 2015.